File Nos. 33-61810
                                                                       811-7674

     As filed with the Securities and Exchange Commission on ______________

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N1A
                             REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933       / /
                      POST EFFECTIVE AMENDMENT NO. 13       /X/

                                      and

                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940  / /
                      POST EFFECTIVE AMENDMENT NO. 14       /X/

                           THE DIVERSIFIED INVESTORS
                                  FUNDS GROUP*
               (Exact Name of Registrant as Specified in Charter)

               Four Manhattanville Road, Purchase, New York 10577
                    (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code: 914-697-8000

                             Robert F. Colby, Esq.
                     Diversified Investment Advisors, Inc.
                            Four Manhattanville Road
                            Purchase, New York 10577
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Roger P. Joseph, Esq.
                                Bingham Dana LLP
                               150 Federal Street
                          Boston, Massachusetts 02110

 It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[ ]   on (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.
[X]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:

[ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Master Investment Portfolio has also executed this registration statement.


*  Relates only to Diversified Investors Stock Index Fund


                     THE DIVERSIFIED INVESTORS FUNDS GROUP
                     DIVERSIFIED INVESTOR STOCK INDEX FUND
                                    FORM N1A
                             CROSS REFERENCE SHEET

PART A
ITEM NO.                                                   PROSPECTUS HEADINGS

 1.     Cover Page                                         Cover Page

 2.     Synopsis                                           Expenses

 3.     Condensed Financial Information                    Not Applicable

 4.     General Description of Registrant                  Cover Page; Management

 5.     Management of the Fund                             Management; General Information

 5A.    Management's Discussion of Fund Performance        Not applicable

 6.     Capital Stock and other Securities                 Cover Page; Shareholder Services; General
                                                           Information

 7.     Purchase of Securities Being Offered               Shareholder Services; General Information

 8.     Redemption or Repurchase                           Shareholder Services

 9.     Pending Legal Proceedings                          Not applicable

PART B                                                     STATEMENT OF ADDITIONAL
ITEM NO.                                                   INFORMATION HEADINGS

10.     Cover Page                                         Cover Page

11.     Table of Contents                                  Table of Contents

12.     General Information and History                    Not Applicable

13.     Investment Objectives and Policies                 Investment Objective,
                                                           Policies and Associated Risk Factors

14.     Management of the Fund                             Management

15.     Control Persons and Principal Holders of
        Securities                                         Principal Holders of Securities

16.     Investment Advisory and Other Services             Investment Advisory Services; see
                                                           Prospectus--"Management"

17.     Brokerage Allocation and Other Practices           Investment Objective,
                                                           Policies and Associated Risk Factors



18.     Capital Stock and Other Securities                 Taxation; Description of the Trusts;
                                                           Fund Shares; see Prospectus--
                                                           "Management" and "General
                                                           Information"

19.     Purchase, Redemption and Pricing of
        Securities Being Offered                           Determination of Net Asset Value;
                                                           Valuation of Securities; see Prospectus--
                                                           "Shareholder Services"

20.     Tax Status                                         Taxation; see Prospectus--
                                                           "General Information"

21.     Underwriters                                       Distribution Plan; see Prospectus--
                                                           "Management" and "Shareholder
                                                           Services"
22.     Calculations of Yield Quotations of Money
        Market Funds                                       Performance Information

23.     Financial Statements                               Financial Statements; Independent Accountants

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

Prospectus

                     DIVERSIFIED INVESTORS STOCK INDEX FUND
                                  a series of
                     The Diversified Investors Funds Group

     This Prospectus describes the Diversified Investors Stock Index Fund, a no-load diversified stock index mutual fund. Diversified Investment Advisors, Inc. is the Fund's investment adviser.

     UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING IN AN UNDERLYING PORTFOLIO WITH A SIMILAR INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT POLICIES AS THE FUND. SEE "SPECIAL INFORMATION CONCERNING InVESTMENT STRUCTURE" ON PAGE ___.

     Please read this Prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and services available to shareholders.

     To learn more about the Fund and its investments, you can obtain a copy of the Fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information dated the date of this Prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. For a free copy of either document call (914) 697-8000. You can also obtain copies of either document from the Securities and Exchange Commission's web site at http://www.sec.gov.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 7, 1999

                                    CONTENTS

                                                                         Page
Fund Summary...........................................................
Expenses...............................................................
Investment Information.................................................
        Investment objective and principal investment policies.........
        Additional investment policies.................................
        Risk considerations............................................
Shareholder Services...................................................
        How to purchase shares.........................................
        How to sell shares.............................................
        Shareholder services and policies..............................
Dividends and Distributions............................................
Management.............................................................
Taxes..................................................................
Performance Information................................................
General Information....................................................
        Net asset value................................................
        Organization...................................................
        Voting and other rights........................................
        Expenses.......................................................
        Independent Accountants........................................
        Year 2000......................................................

Appendix A - Permitted Investments and Investment Practices
Appendix B - Purchases and Redemptions

                                  FUND SUMMARY

     This section lists the Fund's investment objective and who may want to invest. See the rest of this Prospectus for more information, including risk considerations.

     The Fund invests all of its assets in the S&P 500 Index Master Portfolio of Master Investment Portfolio, an openend, management investment company, rather than in a portfolio of securities. The Fund has a similar investment objective as the Portfolio and the Fund's investment experience corresponds directly with the Portfolio's investment experience. Interests in the Portfolio may be purchased only by other investment companies or other accredited investors.

     As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. The Fund, by itself, is not intended to be a complete investment program.

     The Fund: Diversified Investors Stock Index Fund, a diversified mutual fund.

     Investment Objective: The Fund's investment objective is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).1

     The Fund is an index fund that seeks its investment objective by investing, through the Portfolio, in a representative sample of the stocks found in the S&P 500 Index. The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the value of all publicly traded common stocks in the U.S. The Fund is broadly diversified since the S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (industrial, utilities, financial, and transportation) and the Fund invests in a representative sample of the Index.

     Who May Want To Invest: The Fund is designed for investors who wish to keep investment expenses low while seeking potentially high long-term returns from investments in large companies. Investors should be willing to tolerate stock market fluctuations.

     The Fund, through its investment in S&P 500 Index Master Portfolio, seeks to match, rather than outperform, the S&P 500 Index. Investors should not expect the potentially greater results that could be obtained by a fund that aggressively seeks growth.


_______________________

1 The Fund does not invest directly in securities. Instead, the Fund seeks its objective by investing all of its investable assets in S&P 500 Index Master Portfolio, a mutual fund with a similar investment objective and similar investment policies as the Fund. The Portfolio invests in securities in accordance with its investment objective and policies. Standard & Poor's does not sponsor S&P 500 Index Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors or S&P 500 Index Portfolio. "Standard & Poor's(," "S&P 500(," and "Standard & Poor's 500(" are trademarks of The McGraw-Hill Companies, Inc. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in S&P 500 Index Master Portfolio.

                                    EXPENSES

     These tables show estimated shareholder transaction expenses and estimated annual operating expenses for the Fund and its underlying Portfolio, and are intended to assist investors in understanding the various costs and expenses that shareholders in the Fund will bear, either directly or indirectly. For more information, see "Management" on page ___ and "General Information - Expenses" on page ___.

SHAREHOLDER TRANSACTION EXPENSES                                    None



ANNUAL OPERATING EXPENSES1
  (expressed as a percentage of average net assets)

Management Fee2                                                     0.40%
12b-1 Fee3                                                          0.25%
Other Expenses                                                      0.00%
Total Fund Operating Expenses                                       0.65%


EXAMPLE1

     A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and redemption of the shares after the number of years indicated:

                             1 Year                3 Years
                             ------                -------

                             $6                    $23


________________________

1 Because the Fund is newly organized, the information in the expense table and the example is estimated for the current fiscal year. The assumption in the example of a 5% return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE COnSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

2  Includes the Fund's pro rata share of the Portfolio's expenses.

3 12b-1 fees are asset-based sales charges. After a substantial period of time annual payment of these fees may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE AND PRiNCIPAL INVESTMENT POLICIES

     This section describes the Fund's investment objective and principal investment policies. Because the Fund invests through S&P 500 Index Master Portfolio, the principal investment policies in this section relate to the Portfolio, unless otherwise noted. Additional investment policies and risk considerations are described in the next sections.

     INVESTMENT OBJECTIVE. The Fund's investment objective is to match the performance of the S&P 500 Index.

     The Fund's investment objective may be changed without shareholder approval, but shareholders will be given at least 30 days' prior written notice before any change is implemented. Of course, there can be no assurance that the Fund will achieve its investment objective.

     INVESTMENT POLICIES. The Fund seeks its objective by investing all of its investable assets in S&P 500 Index Master Portfolio, which has a similar investment objective as the Fund. The Portfolio seeks its objective by investing substantially all of its assets in the stocks comprising the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. The percentage of the Portfolio's assets invested in each stock is approximately the same as the percentage that stock represents in the S&P 500 Index. Under normal market conditions, at least 90% of the Portfolio's total assets is invested in securities comprising the S&P 500 Index.

     The Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between its total return before expenses and the total return of the S&P 500 Index. The Portfolio's ability to match the investment performance of the S&P 500 Index may be affected by, among other things, Portfolio expenses, the amount of cash and cash equivalents held by the Portfolio, the manner in which the total return of the S&P 500 Index is calculated and the timing, frequency and size of cash flows into and out of the Portfolio. The investment advisers of the Fund and the Portfolio regularly monitor the Portfolio's correlation to the S&P 500 Index. In the unlikely event that the Portfolio cannot achieve a correlation of at least 95%, the Fund's Trustees will consider alternative arrangements.

     In the future, the Portfolio may select another index if it is deemed to be more representative of the performance of publicly traded common stocks in the aggregate.

     In seeking to replicate the performance of the S&P 500 Index, the Portfolio also may engage in futures and options transactions and other derivative securities transactions, and may lend its portfolio securities, each of which involves risk. See Appendix A ( Permitted Investments and Investment Practices.

     The Portfolio may invest not more than 10% of its total assets under normal market conditions in cash and high-quality money market instruments. These investments are made to provide liquidity and when there is an unexpected or abnormal level of investments in or redemptions from the Portfolio.

ADDITIONAL INVESTMENT POLICIES

     This section describes additional investment policies of S&P 500 Index Master Portfolio. See "Risk Considerations" for more information.

     OPTIONS AND FUTURES. The Portfolio may use various investment techniques to increase or decrease its exposure to changing security prices or other factors that affect security values, or to create substitutes for comparable market positions in underlying securities. These techniques may involve derivative transactions such as buying and selling futures contracts and options, entering into swap agreements and purchasing indexed securities.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a security at a specified future time and price, or for making payment of a cash settlement based on changes in the value of a security, an index of securities or other assets. Options generally involve a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. In many cases, the futures contracts and options that may be purchased or sold by the Portfolio are standardized contracts traded on commodities exchanges or boards of trade. As a result, the primary credit risk is the creditworthiness of the exchange. Future contracts are, however, subject to market risk, meaning adverse price changes. See Appendix A.

     The Portfolio may use these practices in its effort to match the return of the S&P 500 Index. If the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with its investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

     TEMPORARY INVESTMENTS. During periods of unusual economic or market conditions or for temporary defensive purposes, the Portfolio may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments, including U.S. Government obligations, obligations of domestic and foreign banks, repurchase agreements, commercial paper (including variable amount master demand notes) and short-term corporate debt obligations. These investments may result in a lower yield than would be available from investments with a lower quality or longer term. To the extent the Portfolio invests in these investments it will not be pursuing its investment objective.

     OTHER PERMITTED INVESTMENTS. For more information regarding the Portfolio's permitted investments and investment practices, see Appendix A. The Portfolio will not necessarily invest or engage in each of the investments and investment practices in Appendix A but reserves the right to do so.

     INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Fund and the Portfolio. Under its investment restrictions, the Fund may borrow money and enter into reverse repurchase agreements in an amount not to exceed 331/3% of the Fund's assets (including the borrowing) less liabilities (not including the borrowing). Except as otherwise noted, the Fund's investment objectives and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Fund's securities is not a violation of policy.

     PORTFOLIO TURNOVER. Securities of the Portfolio are sold whenever the Portfolio's adviser believes it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

     BROKERAGE TRANSACTIONS. The primary consideration in placing the Portfolio's securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Portfolio may execute brokerage or other agency transactions through an investment adviser or distributor of the Portfolio. These entities may be paid for these transactions.

RISK CONSIDERATIONS

     The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Since the investment characteristics and, therefore, the investment risks directly associated with such characteristics of the Fund correspond to those of the Portfolio, the following is a discussion of certain of the risks associated with the investments of the Portfolio. Unless otherwise specified, references to the investment policies and risks of the Portfolio also should be understood as references to the investment policies and risks of the Fund.

     CHANGES IN NET ASSET VALUE. The Fund's net asset value will fluctuate based on changes in the values of the portfolio securities held by the Portfolio. This means that an investor's shares may be worth more or less at redemption than at the time of purchase. Equity securities fluctuate in response to general market and economic conditions and other factors, including actual and anticipated earnings, changes in management, political developments and the potential for takeovers and acquisitions. The value of the debt securities generally goes down when interest rates go up, and up when rates go down.

     CORRELATION WITH THE S&P 500 INDEX. Differences between the S&P 500 Index and the Portfolio's investment portfolio may cause differences in performance. Even if the Portfolio's investments match the S&P 500 Index exactly, its returns could differ from the Index on a day-to-day basis because of differences in how the Portfolio and the S&P 500 Index are valued. The Portfolio normally values all of its investments at 4:00 p.m. Eastern time. The S&P 500 Index is valued by its sponsor, who may use different closing prices than the Portfolio does. The Portfolio's returns also will reflect Portfolio expenses and the size and frequency of cash flows into and out of the Portfolio. Also, the Portfolio generally will hold cash in an amount determined necessary to fund shareholder redemptions. All of these factors will affect the Portfolio's correlation with the Index. The Fund's returns also will reflect Fund expenses, including its pro rata share of Portfolio expenses.

     INVESTMENT PRACTICES. Certain of the investment practices employed for the Portfolio may entail certain risks. These risks are in addition to the risks described above and are described in Appendix A.

     SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE OF THE FUND. The Fund does not invest directly in securities. Instead, the Fund invests all of its investable assets in S&P 500 Index Master Portfolio, which has a similar investment objective and similar investment policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with that objective and those policies. Of course, there can be no assurance that either the Fund or the Portfolio will achieve its objective. The Trustees of the Fund believe that the aggregate per share expenses of the Fund and the Portfolio are less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio.

     The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described above or invest in another mutual fund or pooled investment vehicle having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

     The Portfolio may not change its investment objective and certain of its investment policies and restrictions without approval by a majority (as defined by the Investment Company Act of 1940) of its holders. These policies and restrictions are described in the Statement of Additional Information. A change in the Portfolio's investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio. When the Fund is asked to vote on matters concerning the Portfolio, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise act in accordance with applicable rules and regulations. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

     The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

                              SHAREHOLDER SERVICES

     This section describes how to do business with the Fund and the shareholder services that are available.

HOW TO PURCHASE SHARES

     Shares of the Fund are available to individual and institutional investors. You may be able to establish new accounts in the Fund under certain retirement plans (a "Plan"). These Plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans and IRAs. Consult with your Service Agent and your tax and retirement advisers. If you are a participant in a Plan, you should obtain the Plan's conditions for participation from your Plan administrator.

     The Fund's share price, called net asset value, is calculated every business day. The Fund's shares are sold without a sales charge. Purchases may be made Monday through Friday, except on certain holidays. Shares are purchased at the net asset value next calculated after your investment is received in good order and is accepted by the Distributor. Net asset value is normally calculated at 4 p.m. Eastern time, unless the financial markets close early.

     You may purchase shares in the Fund through the Distributor directly or by authorizing your Plan to purchase shares on your behalf. See Appendix B for information on purchases directly through the Distributor. See your Plan administrator to obtain purchase instructions if you are a participant in a

Plan. Plans which include fixed investment options may restrict or prohibit the purchase of shares of the Fund with monies withdrawn from those fixed investment options.

     The minimum initial investment is $5,000. This minimum is currently being waived by the Fund. There is no minimum for subsequent investments. A Plan may, however, impose minimum investment requirements. Plan participants should consult their Plan administrator.

     The Fund reserves the right to cease offering its shares for sale at any time or to reject any order for the purchase of shares.

HOW TO SELL SHARES

     On any business day, you may redeem all or a portion of your shares. Your transaction will be processed at net asset value the next time it is calculated after your redemption request in good order is received and accepted by the Distributor. Redemption proceeds normally will be paid or mailed within seven days. A redemption is treated as a sale for tax purposes, and could result in taxable gain or loss in a non-tax-sheltered account.

     Participants in a Plan should obtain redemption instructions from their Plan administrator. If you purchased shares directly through the Distributor, see Appendix B for redemption instructions.

     A signature guarantee is required for the following:

     o any redemption by mail if the proceeds are to be paid to someone else or are to be mailed to an address other than your address of record;

     o any redemption by mail if the proceeds are to be wired to a bank;

     o any redemption request for more than $50,000; and

     o requests to transfer registration of shares to another owner.

     At the Fund's discretion signature guarantees may also be required for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability. A signature guarantee is not the same as a notarized signature.

SHAREHOLDER SERVICES AND POLICIES

     Exchanges. On any business day you may exchange all or a portion of your shares for shares of any other available fund in The Diversified Investors Funds Group. To make exchanges, please follow the procedures for redemptions. Plan participants should contact their Plan administrator. Exchanges are processed at net asset value the next time it is calculated after your exchange request in good order is received and approved. The Fund reserves the right to reject any exchange request or to modify or terminate the exchange privilege at any time. An exchange is the sale of shares of one fund and purchase of shares of another, and could result in taxable gain or loss in a non-tax-sheltered account.

     Redemption proceeds. The Fund intends to pay redemption proceeds in cash, but reserves the right to pay in kind by delivery of investment securities equal to the redemption price. In these cases, you might incur brokerage costs in converting the securities to cash. The right of any shareholder to receive payment of redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission permits mutual funds to postpone payments for the protection of investors.

     Taxpayer identification number. On the account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends and redemption or exchange proceeds.

     Share certificates. Share certificates are not issued.

     Involuntary redemptions. If your account balance falls below $1,000 as a result of a redemption or exchange, you will be given notice and 15 days to establish the minimum balance. If you do not, your account may be closed and the proceeds sent to you.

     Telephone transactions. You may initiate redemptions and exchanges by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions.

     Address changes. To change the address on your account contact your Plan administrator or call (914) 697-8000 and send a written request signed by all account owners. Include the name of the Fund, the account numbers(s), the name(s) on the account and both the old and new addresses.

     Registration changes. To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information, contact your Plan administrator or call
(914) 697-8000. If your shares are held of record by a financial institution, contact that financial institution for ownership changes.

     Statements and reports. The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. Information regarding the tax status of income dividends and capital gains distributions will be mailed to investors with non-tax-sheltered accounts early each year.

     Financial reports for the Fund will be mailed semiannually to all shareholders.

                          DIVIDENDS AND DISTRIBUTIONS

     Shares begin accruing dividends on the day following the date of purchase, and accrue dividends through and including the day of redemption. Substantially all of the Fund's net income from dividends and interest is paid to its shareholders of record annually on or about the last day of DECEMBER.

     The Fund's net realized short-term and long-term capital gains, if any, will be distributed to the Fund's shareholders at least annually, in December. The Fund may also make additional distributions to its shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

     Distributions are paid in additional shares issued at net asset value unless the shareholder elects to receive payment in cash.

                                   MANAGEMENT

     TRUSTEES AND OFFICERS. The Fund is supervised by the Board of Trustees of The Diversified Investors Funds Group. The Portfolio is supervised by the Board of Trustees of Master Investment Portfolio. More information on the Trustees and Fund officers may be found under "Management" in the Statement of Additional Information.

     INVESTMENT ADVISERS. Diversified Investment Advisors, Inc. is the investment adviser of the Fund.

     Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON nv, a Netherlands corporation which is a publicly traded international insurance group. Diversified was incorporated in 1992.

     All of the Fund's investable assets are invested in S&P 500 Index Master Portfolio. Barclays Global Fund Advisors is the investment adviser of the Portfolio. Diversified provides general supervision of the Fund's investment in the Portfolio, subject to policies approved by the Fund's Board of Trustees.

     Pursuant to an Investment Advisory Contract with the Portfolio, Barclays provides investment guidance and policy direction in connection with the management of the Portfolio's assets, subject to the overall authority of the Portfolio's Board of Trustees and in conformity with Delaware Law and the stated policies of the Portfolio. Barclays is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. As of April 30, 1998, Barclays and its affiliates provided investment advisory services for over $575 billion of assets.

     Barclays, Barclays Bank PLC and their affiliates deal, trade and invest for their own account in the types of securities in which the Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by the Portfolio. Barclays has informed the Portfolio that in making investment decisions, it does not use material inside information in its possession.

     Independent legal counsel to Master Investment Portfolio and special counsel to Barclays, has advised Master Investment Portfolio and Barclays that Barclays and its affiliates may perform the services contemplated by the Investment Advisory Contract and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the GlassSteagall Act, and relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

     Diversified is entitled to receive a combined investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 0.35% of the Fund's average daily net assets for its then current fiscal year. Diversified may waive its investment advisory fees to the extent necessary to limit the Fund's total operating expenses to a specified level. Diversified may also contribute to the Fund from time to time to help it maintain a competitive expense ratio. These arrangements are voluntary and may be terminated at any time.

     Barclays is entitled to receive a fee from the Portfolio which is payable monthly, at the annual rate of 0.05% of the Portfolio's average daily net assets for its then current fiscal year. Barclays did not waive its advisory fees during the fiscal year ended February 28, 1998. Barclay's advisory fee is an expense of the Portfolio borne proportionately by its interest-holders such as the Fund.

     The Fund currently does not employ an investment subadviser, but in the future Diversified may delegate the daily management of all or a portion of the Fund's assets to one or more subadvisers. Diversified has obtained an exemptive order from the Securities and Exchange Commission which would permit Diversified to employ subadvisers for the Fund or any underlying portfolio in which the Fund invests and of which Diversified is the investment adviser without shareholder approval, subject to compliance with certain conditions. The exemptive order also would permit the terms of sub-advisory agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a sub-advisory agreement, in each case without shareholder approval if those changes or continuation are approved by the Fund's Board of Trustees. If the Fund or any underlying portfolio in which the Fund invests and of which Diversified is the investment adviser adds or changes a subadviser without shareholder approval, this Prospectus would be revised and shareholders notified.

     ADMINISTRATOR. Diversified provides administrative services to the Fund, including regulatory reporting, office facilities and equipment and personnel. Diversified's fee for these services is described above. Diversified may agree to waive a portion of its fee from time to time.

     Stephens Inc. located at 111 Center Street, Little Rock, Arkansas 72201, and Barclays Global Investors, N.A., located at 45 Fremont Street, San Francisco, CA 94105, serve as the Portfolio's co-administrators pursuant to a CoAdministration Agreement with the Portfolio. Under the CoAdministration Agreement, Stephens and Barclays Global Investors provide general supervision of the operations of the Portfolio, other than the provision of investment advice. The administrative services provided to the Portfolio also include coordination of the other services provided to the Portfolio, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and interest holder reports and general supervision of data compilation in connection with preparing periodic reports to the Portfolio's Board of Trustees and Officers. In addition, Stephens furnishes office space and certain facilities to conduct business, and compensates the Portfolio's trustees, officers and employees who are affiliated with Stephens. Stephens has delegated certain of its administrative duties to Investors Bank & Trust Company. Stephens and Barclays Global Investors will not be entitled to receive compensation for these services for so long as each receives compensation for providing coadministration services to a fund that invests in the Portfolio. Stephens also services as the placement agent of the Portfolio's shares.

     SERVICING AGENTS. Diversified and other agents who have entered into Service Agreements with Diversified are the Fund's Servicing Agents. All shareholders must be represented by a Servicing Agent. Diversified's address is Four Manhattanville Road, Purchase, New York 10577.

     DISTRIBUTION ARRANGEMENTS. Diversified Investors Securities Corp., Four Manhattanville Road, Purchase, New York 10577, is the distributor of shares of the Fund. Under a Distribution Plan which has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly fees at an annual rate of up to 0.25% of the Fund's average daily net assets. These fees may be used by the Distributor to reimburse itself for its services or for advertising, marketing or other promotional activities.

     CUSTODIAN. Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02205, is the Fund's and the Portfolio's custodian. Fund securities may be held by a sub-custodian bank approved by the Trustees. Investors Bank & Trust Company also acts as the Fund's accounting services agent.

     TRANSFER AGENT. Diversified is the Fund's transfer agent. Investors Bank & Trust Company acts as transfer and dividend-disbursing agent for the Portfolio.


                                     TAXES

     This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

     The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes. The Fund seeks to qualify as a regulated investment company by investing all of its assets in the Portfolio. The Portfolio will be treated as a non-publicly traded partnership rather than as regulated investment company or a corporation under the Internal Revenue Code, and as such, shall not be subject to federal income tax. As a non-publicly traded partnership, any interest, dividends, gains and losses of the Portfolio are deemed to be "passed through" to the Fund in proportion to the Fund's interest in the Portfolio. If the Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have recognized its allocable share of such income, regardless of whether or not such income has been distributed by the Portfolio. However, the Portfolio seeks to minimize recognition by the Fund and other investors of interest, dividends and gains without a corresponding distribution.

     With certain exceptions, Fund dividends and capital gains distributions are subject to federal income tax and may also be subject to state and local taxes. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Generally, distributions from the Fund's net investment income and short-term capital gains will be taxed as ordinary income. A portion of the Fund's distributions from net investment income may be eligible for the dividends-received deduction available to corporations. Distributions of long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. The Fund may pay withholding or other taxes to foreign governments during the year, however, and these taxes will reduce the Fund's dividends.

     Distributions will reduce the Fund's net asset value per share. Shareholders who buy shares just before the Fund makes a distribution may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     Plans which invest in the Fund and satisfy all conditions applicable to such Plans under the Internal Revenue Code generally will not be subject to federal tax liability on either distributions from the Fund or redemptions of shares of the Fund. Rather, participants in such Plans will be taxed when they begin taking distributions from the Plan in accordance with the rules under the Internal Revenue Code governing the taxation of such distributions.

     Early each year, the Fund will notify its shareholders (other than Plan participants) of the amount and tax status of distributions paid to shareholders for the preceding year.

     This section is not intended to be a full discussion of present or proposed federal income tax law and its effects on the Fund and investors therein. See the Statement of Additional Information for a further discussion. There may be other federal, state, or local tax considerations applicable to a particular investor. Please consult your own tax advisers regarding the status of your account under state and local laws.

                            PERFORMANCE INFORMATION

     Fund performance may be quoted in advertising, shareholder reports and other communications. The Fund may provide its yield and/or total return for certain periods and may also quote fund rankings from various sources, such as Russell Data Services (a division of Frank Russell Company), Lipper Analytical Services, Inc., Weisenberger Investment Company Service, Morningstar, Inc. and CDA. The current yield for the Fund will be calculated by dividing net investment income per share during a recent 30-day period by the net asset value per share on the last day of the period and annualizing the result. Total return refers to the change over a stated period in the value of an investment in the Fund, reflects any change in net asset value and is compounded to include the value of any shares purchased with dividends or capital gains declared during the period. Yield reflects only net income as of a stated time, while total return reflects all components of investment return over a stated period of time. For more information about the calculation of yield and total return, see the Statement of Additional Information.

     Please note that the investment results of the Fund will fluctuate over time. All performance information is historical and should not be considered a representation of what an investment may earn in the future.

                              GENERAL INFORMATION

     NET ASSET VALUE. Net asset value per share for the Fund is calculated each business day at the close of regular trading on the New York Stock Exchange, normally 4 p.m. Eastern time.

     All purchases, redemptions and exchanges will be processed at net asset value the next time it is calculated after a request is received and approved by the Distributor. The Fund's NAV is calculated by taking the fair value of the Fund's total assets (i.e., the value of its investments in the Portfolio plus cash and other assets), subtracting all of its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

     The Fund's investment in the Portfolio is valued at the NAV of the Portfolio's shares. The Portfolio calculates the NAV of its shares on the same day and at the same time as the Fund. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, the Portfolio's other assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith in accordance with guidelines approved by the Board of Trustees of Master Investment Portfolio. Prices used for such valuations may be provided by independent pricing services.

     ORGANIZATION. The Fund is a series of The Diversified Investors Funds Group. The Diversified Investors Funds Group is a Massachusetts business trust which was organized on April 23, 1993; it also is an open-end management investment company registered under the Investment Company Act of 1940. The Diversified Investors Funds Group currently has sixteen active series.

     The Fund is a diversified mutual fund. Under the Investment Company Act of 1940, a diversified mutual fund must manage at least 75% of its total assets so that no more than 5% of those assets are invested in any one company at the time of investment.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

     The Portfolio is a series of Master Investment Portfolio, which is a Delaware business trust organized on October 21, 1993 and an open-end management investment company registered under the Investment Company Act of 1940.

     VOTING AND OTHER RIGHTS. The Diversified Investors Funds Group may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of The Diversified Investors Funds Group have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that particular fund or class are entitled to vote.

     The Fund currently offers one class of shares, the Diversified Class.

     Because The Diversified Investors Funds Group is a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in certain investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund.

     EXPENSES. In addition to amounts payable to its service providers and under the Distribution Plan, the Fund is responsible for its expenses, including the compensation of Trustees that are not affiliated with Diversified, any government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense and insurance premiums. The Fund is responsible for its proportionate share of the expenses of the Portfolio.

     INDEPENDENT ACCOUNTANTS. PriceWaterhouseCoopers LLP serves as independent accountant for the Fund. KPMG Peat Marwick LLP serves as independent accountant for the Portfolio.

     YEAR 2000. The Fund could be adversely affected if the computer systems used by the Fund or its service providers are not programmed to accurately process information on or after January 1, 2000. AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. AEGON has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. AEGON does not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, AEGON has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. AEGON's management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on AEGON.

     Since the Year 2000 computer problem and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of AEGON and the Fund, their ability to function unaffected to and through Year 2000 may be adversely affected by actions (or failures to act) of third parties beyond their knowledge or control.

                        -------------------------------

     The Statement of Additional Information dated the date of this Prospectus contains more detailed information about the Fund, including information relating to (i) investment policies and restrictions, (ii) the Trustees, officers and investment advisers, (iii) securities transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information and (vi) the determination of net asset value.

     No person has been authorized to give any information or make any representations not contained in this Prospectus or the Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                   APPENDIX A

                             PERMITTED INVESTMENTS
                            AND INVESTMENT PRACTICES

Repurchase Agreements A repurchase agreement is an agreement where a person buys a security and simultaneously commits to sell the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities.

Reverse Repurchase Agreements Reverse repurchase agreements involve the sale of securities held by the Portfolio and the agreement by the Portfolio to repurchase the securities at an agreedupon price, date and interest payment. When the Portfolio enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Portfolio's custodian. The segregation of assets could impair the Portfolio's ability to meet its current obligations or impede investment management if a large portion of the Portfolio's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

Forward Commitments or Purchases on a WhenIssued Basis Forward commitments or purchases of securities on a whenissued basis are transactions where the price of the securities is fixed at the time of commitment and the delivery and payment ordinarily takes place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the buyer before settlement. The securities are subject to market fluctuation due to changes in market interest rates; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities.

Standby Commitments - A security purchased subject to a standby commitment may be sold at a fixed price prior to maturity and may be sold at any time at market rates. A premium may be paid for a standby commitment and will have the effect of reducing the yield otherwise payable on the underlying security.

Securities Lending Consistent with applicable regulatory requirements and in order to generate additional income, the Portfolio may lend securities to broker-dealers and other institutional borrowers. The Portfolio must be able to terminate the loan at any time and the loan must be continuously secured by collateral (usually cash or U.S. government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by the Portfolio would not exceed one-third of the Portfolio's total assets. In the event of the bankruptcy of the other party to a securities loan, the Portfolio could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent has increased or the value of the securities purchased has decreased, the Portfolio could experience a loss. The voting rights of such securities may pass to the borrower; however, the Portfolio will seek to call loans, to vote proxies, or otherwise to obtain rights to vote or consent if a material event affecting the investment is to occur.

Restricted or Illiquid Securities Securities that may not be sold freely to the public absent registration or securities for which there is no readily available market are referred to as restricted or illiquid securities, respectively. The Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities that are illiquid. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve timeconsuming negotiation and legal expense, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

Rule 144A Securities - The Portfolio may purchase restricted securities that are not registered for sale to the general public if it is determined that there is a dealer or institutional market in the securities. In that case, the securities will not be treated as illiquid for purposes of the Portfolio's investment limitation described above. These securities are known as "Rule 144A securities" because they are traded under SEC Rule 144A among qualified institutional buyers. Institutional trading in Rule 144A securities is relatively new and the liquidity of these investments could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

Futures and Options on Futures Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts, and currency futures contracts and options on currency futures contracts.

Other Investment Companies - Subject to applicable statutory and regulatory limitations, assets of the Portfolio may be invested in shares of other investment companies and foreign investment trusts. The Portfolio may invest up to 5% of its assets in exchange-traded closed-end investment companies.

U.S. Treasury Obligations U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of these obligations that are transferable through the Federal bookentry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interestonly class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principalonly class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" for more information.

U.S. Government Agencies Certain Federal agencies such as the Government National Mortgage Association (GNMA) have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association).

Bank Obligations Bank obligations include certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other shortterm debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. The Portfolio has established certain minimum credit quality standards for bank obligations in which it invests.

Bankers' Acceptances A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit A certificate of deposit is a negotiable interestbearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Time Deposits A time deposit is a nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

Commercial Paper Commercial paper is the term used to designate unsecured shortterm promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

Variable and Floating Rate Instruments Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time or at specified intervals. These obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Non-U.S. Securities. The Portfolio may invest a portion of its assets in non-U.S. securities. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Portfolio. Prices at which the Portfolio may acquire securities may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio.

     Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

     Equity securities traded in certain foreign countries may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Rapid increases in money supply in certain countries may result in speculative investment in equity securities which may contribute to volatility of trading markets.

     The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those involved in U.S. investing. As a result, the operating expense ratio of the Portfolio may be higher than that of a fund investing exclusively in U.S. securities.

Indexed Securities. Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500 Index or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 500 Index as accurately as direct investments in the S&P 500 Index.

                                   APPENDIX B

        INSTRUCTIONS FOR PURCHASES AND REDEMPTIONS FROM THE DISTRIBUTOR


PURCHASES

     Initial and subsequent purchases may be made by check or wire transfer. Checks should be in U.S. dollars, drawn on a U.S. bank, made payable to The Diversified Investors Funds Group and mailed to:

               The Diversified Investors Funds Group
               Four Manhattanville Road
               Purchase, New York  10577

     In the case of an initial purchase, the check must be accompanied by a completed Account Application. If shares are purchased with a check that does not clear, the purchase will be canceled and any losses or fees incurred in the transaction will be the responsibility of the investor. If shares are purchased with a check and a redemption request relating to such shares is received within 15 days of such purchase, the redemption proceeds will be paid only when the check clears.

     If you would like to purchase shares in the Fund by a wire transfer, please call (914) 697-8000 for wire transfer instructions and direct your bank to transmit immediately available funds in accordance with such instructions. Investors who make initial purchases by wire transfer must complete an Account Application and mail it to The Diversified Investors Fund Group at the address above.

REDEMPTIONS

     Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer.

     Redemption requests by mail must specify the dollar amount or number of shares to be redeemed, the account number and the name of the Fund. The redemption request must be signed in exactly the same way that the account is registered. If there is more than one owner of the shares, each owner must sign the redemption request.

     Requests to redeem shares in the Fund should be mailed to The Diversified Investors Funds Group at:

               The Diversified Investors Fund Group
               Four Manhattanville Road
               Purchase, New York  10577

     You may redeem shares by telephone if you authorized such redemptions on your Account Application. The Fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time. Instructions for wire redemptions are included in the Account Application.

                   DIVERSIFIED INVESTORS STOCK INDEX FUND
                            Four Manhattanville Road
                            Purchase, New York 10577
                                  914-697-8000


                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 7, 1999


     The Diversified Investors Stock Index Fund (the "Fund") is a series of The Diversified Investors Funds Group. This Statement of Additional Information describes the shares of the Fund.



                               TABLE OF CONTENTS
                                                                           PAGE

The Trust.................................................................
Investment Objective, Policies and Associated Risk Factors of the Fund....
Performance Information...................................................
Determination of Net Asset Value; Valuation of Securities ................
Management................................................................
Investment Advisory Services..............................................
Custodian and Transfer Agent..............................................
Taxation..................................................................
Distribution Plan.........................................................
Independent Accountants...................................................
Description of the Trust; Fund Shares.....................................
Financial Statements......................................................
Appendix..................................................................

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, also dated February 7, 1999, as amended from time to time. This Statement of Additional Information should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge. To obtain a Prospectus, please contact Diversified Investors Securities Corp., the Fund's Distributor, at the address and telephone number listed above. Terms which are used herein without definition and which are defined in the Prospectus have the same meaning herein as in the Prospectus.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                     DIVERSIFIED INVESTORS STOCK INDEX FUND

                                   THE TRUST

     The Diversified Investors Stock Index Fund is a series of The Diversified Investors Funds Group (the "Diversified Investors Trust"), a diversified, openend management investment company. The Diversified Investors Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 23, 1993. The Fund seeks its investment objective by investing all of its investable assets in S&P 500 Index Master Portfolio (the "Portfolio"), a series of the Master Investment Portfolio ("MIP"), which has a similar investment objective and similar investment policies as the Fund.

     The investment adviser of the Fund is Diversified Investment Advisors, Inc. ("Diversified"). The investment adviser of the Portfolio is Barclays Global Fund Advisors ("Barclays").


                       INVESTMENT OBJECTIVE, POLICIES AND
                            ASSOCIATED RISK FACTORS

                              INVESTMENT OBJECTIVE

     The investment objective of the Fund is to match the performance of the S&P 500 Index. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              INVESTMENT POLICIES

     The following supplements the discussion of the various investment strategies and techniques set forth in the Prospectus. Because the Fund invests through the Portfolio, this discussion relates to the Portfolio.

BANK OBLIGATIONS

     Domestic commercial banks organized under federal law are supervised and examined 4by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose obligations may be purchased by the Portfolio are insured by the FDIC (but, depending on the amount of the obligation purchased, this insurance may not be of material value to the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks whose obligations may be purchased by the Portfolio, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

        Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to risks that are different from or are in addition to those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (a) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

VARIABLE RATE AND FLOATING RATE SECURITIES

     The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if Barclays determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. Barclays, on behalf of the Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio. The Portfolio will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

     Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreedupon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreedupon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreedupon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. The Portfolio's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Portfolio may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Portfolio are fully collateralized, with such collateral being marked to market daily.

     The Portfolio may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and brokerdealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or highgrade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Futures Contracts. The Portfolio may enter into futures contracts. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, the Portfolio may sell stock index futures contracts in anticipation of or during a decline in the market value of the Portfolio's securities. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

     At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms may call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     To the extent the Portfolio enters into futures contracts, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     In addition, futures contracts entail risks. Although Barclays believes that use of such contracts will benefit the Portfolio, if Barclays' investment judgment about the general direction of stock prices is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in stock prices and stock prices decrease instead, the Portfolio will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     Options on Futures Contracts. The Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.

     The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings of the Portfolio. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. In the case of a call option written by the Portfolio, the loss is potentially unlimited. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     Additional Risks of Options on Futures Contracts. The successful use of futures contracts and options on futures contracts draws upon Barclays' skill and experience with respect to such instruments. Should stock prices move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

LOANS OF PORTFOLIO SECURITIES

     The Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Portfolio with respect to the loan is maintained with the Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, Barclays considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that a Portfolio receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earned income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In the event of the bankruptcy of the other party to a securities loan, the Portfolio could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent has increased or the value of the securities purchased has decreased, the Portfolio could experience a loss. The Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Portfolio are subject to termination at the Portfolio's or the borrower's option. The Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Portfolio or Barclays.

CERTAIN OTHER OBLIGATIONS

     In order to allow for investments in new instruments that may be created in the future, if the Prospectus for the Portfolio is supplemented, the Portfolio may invest in obligations other than those listed previously, provided such investments are consistent with the Portfolio's investment objective, policies and restrictions.

                            INVESTMENT RESTRICTIONS

     The fundamental policies of the Fund and the Portfolio may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act and as used in this Statement of Additional Information means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interest of the Portfolio).

     Whenever the Fund is requested to vote on a fundamental policy of the Portfolio, the Fund will either hold a meeting of its shareholders and cast its vote as instructed by the shareholders (except in limited circumstances as permitted by applicable rules and regulations), or otherwise vote in accordance with applicable law. If a percentage or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in the Fund's or the Portfolio's total assets or the value of the Fund's or the Portfolio's securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant policy.

     Fundamental Policies. As a matter of fundamental policy, the Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its assets in an openend investment company with the same or a similar investment objective as the Fund):

     (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed, or purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund taken at market value. It is intended that the Fund would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities.

     (2) Underwrite securities issued by other persons except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act in Selling a security.

     (3) Make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loan not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements or fixed time deposits or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

     (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund from purchasing or selling futures contracts or options thereon, and the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

     (5) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction and except that this restriction shall not apply to any industry in which the S&P 500 Stock Index (or any other index which the Fund selects to track its performance) becomes concentrated to the extent the Fund likewise becomes concentrated.

     (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     As   a matter of fundamental policy, the Portfolio may not:

     (1) Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to such limitation.

     (2) Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of its total assets.

     (3) Invest in commodities, except that the Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     (4) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

     (5) Borrow money, except to the extent permitted under the 1940 Act, except that the Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, the Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on future contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Portfolio.

     (6) Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and Master Investment Portfolio's Board of Trustees.

     (7) Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     (8) Invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries and except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period.

     (9) Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 3, 5, 12 and 13 may be deemed to give rise to a senior security.

     (10) Purchase securities on margin, but the Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

     Non-fundamental Policies: The Portfolio may not as a matter of operating policy:

     (1) Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     (2) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     (3) Purchase, sell or write puts, calls or combinations thereof, except as may be described in the Portfolio's offering documents.

     (4) Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing, if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

     (5) Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

     (6) Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     (7) Purchase or retain securities of any issuer if the officers of Trustees of Diversified Investors Trust, Master Investment Portfolio, or either investment adviser owning beneficially more than onehalf of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities.

     The non-fundamental policies (1) through (7) may be changed by the Board of Trustees of the Master Investment Portfolio at any time.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when changes are appropriate.

     The Portfolio's purchases and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Portfolio does not anticipate paying brokerage commissions in such transactions. Any transactions for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

     Allocations of transactions, including their frequency, to various dealers is determined by Barclays in its best judgment and in a manner deemed to be in the best interest of the investors in the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by Barclays or its affiliates. If, however, the Portfolio and other investment companies or accounts managed by Barclays are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by Barclays occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of Barclays whose investment portfolios are managed internally, rather than by Barclays, might seek to purchase or sell the same type of investments at the same time as the Portfolio. Such an event might also adversely affect the Portfolio.

                            PERFORMANCE INFORMATION

     From time to time, quotations of the performance of the Fund may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner for the Fund:

YIELD

     The yield quotation will be based on the annualized net investment income per share over a 30day period. The current yield is calculated by dividing the net investment income per share earned during the period by the net asset value per share on the last day of that period. The resulting figure is then annualized. Net investment income per share is determined by dividing (i) the dividends and interest earned during the period, minus accrued expenses for the period, by (ii) the average number of shares entitled to receive dividends during the period multiplied by the net asset value per share on the last day of the period.

TOTAL RETURNS

     The total return will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate (i) a total return assuming an initial account value of $1,000 and/or (ii) total rates of return which represent aggregate performance over a period of yearbyyear performance.

     Any yield or total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of shares of the class will vary based not only on the type, quality and maturities of the securities held in the Fund or the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate yields and total return should be considered when comparing the yield and total return of the Fund to yields and total rates of return published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

COMPARISON OF FUND PERFORMANCE

     Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The Portfolio may invest in some instruments not eligible for inclusion in such an index, and may be prohibited from investing in some instruments included in this index. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information may include, but are not limited to, the following:

          Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

          Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

          Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

          Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

          Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

          Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average" and "Donoghue's Government Money Fund Average."

          Financial Times, Europe's business newspaper, which features from time to time articles on international or countryspecific funds.

          Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

          Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

          Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

          Investor's Daily, a daily newspaper that features financial, economic and business news.

          Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industrywide mutual fund averages by type of fund.

          Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

          New York Times, a nationally distributed newspaper which regularly covers financial news.

          Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

          Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

          Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

          U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

          Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

          Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

          Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

          World Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

           DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     The Fund determines the net asset value of its shares each day on which the New York Stock Exchange is open for trading. As a result, the Fund will normally determine the net asset value of its Shares every weekday except for the following holidays or the days on which they are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. This daily determination of net asset value is made as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., New York time, by dividing the total assets of the Fund (including its interest in the Portfolio) less all of the Fund's liabilities, by the total number of shares outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

     Trading in securities on most nonU.S. exchanges and overthecounter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of nonU.S. securities occur between the time when the exchange on which they are traded closes and the time when the Fund's or the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Diversified Investors Trust's Board of Trustees or the Master Investment Portfolio's Board of Trustees.

     Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Portfolio securities (other than shortterm obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Boards of Trustees of the Diversified Investors Trust and the Master Investment Portfolio.

     Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Boards of Trustees of the Diversified Investors Trust and the Master Investment Portfolio, in good faith, will establish a conversion rate for such currency.

     A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Boards of Trustees of the Diversified Investors Trust and the Master Investment Portfolio. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Fund or the Portfolio, as the case may be, could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; and (c) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     The Portfolio determines the net asset value of its shares at the same times and in the same manner as the Fund.

                                   MANAGEMENT

     The respective Trustees and officers of the Diversified Investors Trust and the Master Investment Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Diversified Investors Trust or the Master Investment Portfolio, as the case may be. Unless otherwise indicated, the address of each Trustee and officer of the Diversified Investors Trust is Four Manhattanville Road, Purchase, New York 10577 and the address of each Trustee and officer of the Master Investment Portfolio is 111 Center Street, Little Rock, Arkansas 72201.

                  TRUSTEES OF THE DIVERSIFIED INVESTORS TRUST

Robert Lester Lindsay............  Retired.  Executive Vice President, The
                                   Mutual Life Insurance Company of New York
                                   (prior to July 1989); His address is Two
                                   Huguenot Center, Tenafly, New Jersey
                                   076702520.  Age: 64.

Nikhil Malvania..................  Partner, DeanerMalvania Associates (since
                                   1991).  Manager and Vice President,
                                   Strategic Planning Associates (prior to
                                   1991).  His address is 88 Perry Street, New
                                   York, New York 10014.  Age: 47.

Mark Mullin*.....................  Vice President, Diversified (since April,
                                   1995).  Portfolio Manager, AEGON Netherlands
                                   (April 1993- March 1995).  Age: 35.

Joyce Galpern Norden.............  CoDirector, Urman's Health Clinical Research
                                   Program Medical Center, University of
                                   Pennsylvania (since May 1995).  Foundations
                                   Director, American Jewish Committee (October
                                   1993 to May 1995).  Executive Director,
                                   FoodPeople Allied to Combat Hunger Inc.
                                   (February 1991 to September 1993).  Her
                                   address is Nine Evergreen Way, North
                                   Tarrytown, New York 10591.  Age: 59.

Tom A. Schlossberg*..............  President, Diversified (since October 1992).
                                   Executive Vice President and Head of Pension
                                   Operations, The Mutual Life Insurance
                                   Company of New York (January 1993 to
                                   December 1993).  Age: 48.

                  OFFICERS OF THE DIVERSIFIED INVESTORS TRUST

     Mr. Schlossberg is President, Chief Executive Officer and Chairman of the Board and Mr. Flynn is Vice President of the Trust. Each other officer also holds the same position indicated with the Trust.

Robert F. Colby..................  Secretary; Vice President and Chief
                                   Corporate Counsel, Mutual Life Insurance
                                   Company of New York (April 1993 to December
                                   1993); Vice President and General Counsel,
                                   Diversified (since November 1993); Vice
                                   President of Diversified Investors
                                   Securities Corp. ("DISC") (since November
                                   1993).  Age: 43.

Alfred C. Sylvain................  Treasurer and Assistant Secretary; Vice
                                   President and Treasurer of Diversified,
                                   (since November 1993); Treasurer of DISC
                                   (since November 1993); Vice President,
                                   Mutual Life Insurance Company of New York
                                   (since January 1991).  Age: 47.

John F. Hughes...................  Assistant Secretary; Senior Counsel, Mutual
                                   Life Insurance Company of New York (since
                                   January 1988); Vice President and Senior
                                   Counsel, Diversified (since November 1993);
                                   Assistant Secretary, DISC  (since November
                                   1993).  Age: 57.

     The Declaration of Trust provide that the Trust will indemnify its Trustees and officers as described below under "Description of the Trust; Fund Shares."

                  TRUSTEES OF THE MASTER INVESTMENT PORTFOLIO

Jack S. Euphrat..................  Private Investor.  His address is 415 Walsh
                                   Road, Atherton, California 94027.  Age: 75.

R. Greg Feltus*..................  Senior Executive Vice President of Stephens
                                   Inc.; Manager of Financial Services Group;
                                   President of Stephens Insurance Services,
                                   Inc.; Senior Vice President of Stephens
                                   Sports Management Inc.; and President of
                                   Investors Brokerage Insurance, Inc. Age: 46.

Thomas S. Goho...................  Associate Professor of Finance, Calloway
                                   School of Business and Accounting, Wake
                                   Forest University (since 1982). His address is P.O. Box 7285, Reynolda Station, Winston-Salem, NC 27104. Age: 55.

W. Rodney Hughes*................  Private Investor.  His address is 31
                                   Dellwood Court, San Rafael, California
                                   94901.  Age:  71.

J. Tucker Morse*.................  Chairman of Home Account Networks, Inc.;
                                   Real Estate Developer; Chairman of
                                   Renaissance Properties Ltd.; President of
                                   Morse Investment Corporation; and
                                   Co-Managing Partner of Main Street Ventures.
                                   His address is 4 Beaufain Street,
                                   Charleston, South Carolina  29401.  Age: 52.

                    OFFICERS OF MASTER INVESTMENT PORTFOLIO

     Mr. Feltus is President of the Master Investment Portfolio.

Richard H. Blank, Jr.............  Chief Operating Officer, Secretary and
                                   Treasurer of MIP; Associate of Financial
                                   Services Group of Stephens Inc.; Director of
                                   Stephens Sports Management Inc.; and
                                   Director of Capo Inc.  Age:  41.

                                  COMPENSATION

     For the fiscal year ended December 31, 1997, the Diversified Investors Trust provided the following compensation to its Trustees.

                                              PENSION OR                      COMPENSATION
                             AGGREGATE        RETIREMENT       ESTIMATED        FROM THE
                           COMPENSATION        BENEFITS         ANNUAL         TRUSTS AND
NAME OF                      FROM THE         ACCRUED AS       BENEFITS       FUND COMPLEX
PERSON,                     DIVERSIFIED      PART OF FUND        UPON           PAID TO
POSITION                  INVESTORS TRUST      EXPENSES       RETIREMENT        TRUSTEES

Tom A. Schlossberg              -0-              None             N/A             -0-
Trustee


Robert L. Lindsay             $9,750             None             N/A           $13,000
Trustee


Nikhil Malvania               $9,750             None             N/A           $13,000
Trustee


Joyce Galpern                 $9,750             None             N/A           $13,000
Norden Trustee


     For the fiscal year ended February 28, 1998, the Master Investment Portfolio provided the following compensation to its Trustees:


                             AGGREGATE        PENSION OR                      COMPENSATION
                           COMPENSATION       RETIREMENT       ESTIMATED        FROM THE
                             FROM THE          BENEFITS         ANNUAL         TRUSTS AND
NAME OF                       MASTER          ACCRUED AS       BENEFITS       FUND COMPLEX
PERSON,                     INVESTMENT       PART OF FUND        UPON           PAID TO
POSITION                     PORTFOLIO         EXPENSES       RETIREMENT       TRUSTEES 1

Jack S. Euphrat                 -0-               -0-             -0-           $11,250
 Trustee


________________________

1  Master Investment Portfolio, Masterworks Funds Inc. and Managed Series
Investment Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Barclays Fund Complex").
Stagecoach Funds, Inc., Stagecoach Trust and Life & Annuity Trust together form a separate fund complex (the "Wells Fargo Fund Complex"). Each of the Trustees and the principal officer of MIP serves in the identical capacity as directors/trustees and/or officer of each registered open-ended management investment company in both the Barclays and Wells Fargo Fund Complexes. The
Trustees are compensated by other Companies and Trusts within the fund complexes for their services as Directors/Trustees to such Companies and Trusts.


R. Greg Feltus,                 -0-               -0-             -0-             -0-
 Trustee

Thomas S. Goho,                 -0-               -0-             -0-           $11,250
 Trustee

Zoe Ann Hines,2                 -0-               -0-             -0-             -0-
  Trustee

W. Rodney Hughes,               -0-               -0-             -0-           $11,000
  Trustee

Robert M. Joses,3               -0-               -0-             -0-            $1,000
  Trustee

J. Tucker Morse,                -0-               -0-             -0-           $11,000
  Trustee


                        PRINCIPAL HOLDERS OF SECURITIES

     As of the date of this Statement of Additional Information, there are no outstanding shares of the Fund.

     As of November 1, 1998, the S&P 500 Stock Fund of Master Works Funds Inc., 111 Center Street, Little Rock, Arkansas 72201, owned approximately 85.82% of the outstanding voting securities of the Portfolio and could be considered a controlling person of the Portfolio for purposes of the 1940 Act. As of November 1, 1998, Mass Mutual Indexed Equity Fund, 1295 State Street, Springfield, Massachusetts 01111, owned approximately 9.37% of the outstanding voting securities of the Portfolio.

                          INVESTMENT ADVISORY SERVICES

     Diversified manages the assets of the Fund and provides administrative services to the Fund pursuant to an Investment Advisory Agreement (the "Diversified Advisory Agreement") with the Trust, and subject to the investment policies described herein and in the Prospectus. Barclays Global Fund Advisors manages the assets of the Portfolio pursuant to an Investment Advisory Agreement with the Master Investment Portfolio (the "Barclays Advisory Agreement"). Subject to such further policies as the Board of Trustees of the Trust may determine, Diversified provides general supervision of the Fund's investment in the Portfolio.

     The Diversified Advisory Agreement provides that Diversified may render services to others. The agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by majority vote of the investors in the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by Diversified on not more than 60 days' nor less than 30 days' written notice, as the case may be, and will

________________________

     2 Joe Ann Hines retired as of January 28, 1998.

     3 Robert M. Joses retired as of December 31, 1997.

automatically terminate in the event of its assignment. The agreement provides that neither Diversified nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Diversified Advisory Agreement. The Barclays Advisory Agreement is terminable without penalty on 60 days written notice by either party.

     Diversified's fees with respect to the Fund are described in the Prospectus.

     Diversified is an investment firm dedicated to meeting the complete needs of retirement plan sponsors and participants from pre through postretirement. Diversified provides flexible, highquality services coupled with the employment of independent investment managers in an innovative investment structure.

     Diversified provides services with respect to $10 billion in retirement plan assets and has offices in Boston, Charlotte, Chicago, Cincinnati, Dallas, Houston, New Orleans, New York, Philadelphia, Portland and San Francisco. It maintains recordkeeping for 400,000 participants and has 600 employees dedicated to retirement plan investment and administration. Its employees average more than seven years of retirement plan experience.

     As experts in customizing retirement solutions, Diversified offers comprehensive programs of highquality investments and administrative services to defined benefit, defined contribution and notforprofit pension plan sponsors. Diversified forms a partnership with its clients to provide exceptional plan design, participant communication programs, recordkeeping services and technical guidance. Diversified's investment structure provides access to an array of complementary investment alternatives representing the major asset classes along the risk/reward spectrum.

     Diversified may enter into an investment subadvisory agreement with a subadvisor. Subadvisers may be selected from more than 2,000 independent firms. Through a rigorous portfolio manager selection process which includes researching each potential subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, five to ten potential subadvisers will be chosen. Out of that group, Diversified will then carefully choose the three most qualified potential subadvisers based on performance evaluation, ownership structure, personnel and philosophy to return for an onsite visit and a quantitative and qualitative analysis by the investment committee. Out of those three potential subadvisers, Diversified then will hire the most qualified, independent subadviser for the Fund, subject to approval by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust.

     Any Subadviser's performance on behalf of the Fund would be carefully monitored by Diversified taking into consideration investment objectives and policies and level of risk.

     Diversified brings comprehensive monitoring and control to the investment management process. It seeks superior portfolio management and moves purposefully in replacing managers when warranted. From a plan sponsor's perspective, replacing a manager, and not the investment fund, is a key advantage in avoiding the expense and difficulty of reenrolling participants or disrupting established plan administration. Diversified has applied for an Exemptive Order from the Securities and Exchange Commission which would permit Diversified to obtain the services of one or more subadvisers without investor or shareholder approval.

     Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. Diversified's Manager Monitoring Group gathers and analyzes performance and Diversified's Investment Committee reviews it. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of manager visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the investment fund is being managed in line with the stated objectives. Semiannually, the Investment Committee reviews the backup manager selection, regression analysis and universe comparisons.

     A number of "red flags" signal a more extensive and frequent manager review. These flags consist of a return inconsistent with the investment objective, changes in Barclays leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the manager's ability to meet investment objectives. Diversified monitors "backup" additional independent managers for each investment class so that, should a manager change be warranted, the transition can be effected on a timely basis.

     Barclays provides investment guidance and policy direction in connection with the Management of the Portfolio assets. As of april 30, 1998, Barclays and its affiliates provided advisory services for approximately $575 billion in assets.

     Barclays, Barclays Bank PLC, the indirect parent of Barclays and their affiliates deal, trade and invest for their own account in the types of securities in which the Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by the Portfolio.

     Morrison and Foerster LLP, counsel to the Master Investment Portfolio, has advised the Master Investment Portfolio that Barclays and its affiliates may perform the services contemplated by the investment advisory agreement between Barclays and the Portfolio and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If Barclays were prohibited from performing any such services, it is expected that a new agreement would be proposed or entered into with another entity or entities qualified to perform such services.

                                 ADMINISTRATOR

     Diversified provides administrative services to the Fund under the Investment Advisory Agreement with Diversified Investors Trust. This agreement is described in the Fund's Prospectus. The agreement provides that Diversified may render services to others as administrator. In addition, the agreement terminates automatically if it is assigned and may be terminated without penalty by majority vote of the Trust's shareholders, or by either party on not more than 60 days' nor less than 30 days' written notice. The agreement also provides that neither Diversified nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with administrative services provided to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements.

                          CUSTODIAN AND TRANSFER AGENT

     Pursuant to the Investment Advisory Agreement with the Trust, Diversified acts as transfer agent for the Fund (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund, performs other transfer agency functions, and acts as dividend disbursing agent for the Fund.

     Pursuant to a Custodian Agreement, Investors Bank & Trust Company acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the cash and securities of the Fund, handling the receipt and delivery of securities, determining income and collecting interest on the investments of the Fund, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in the Fund. Securities held by the Fund may be deposited into the Federal ReserveTreasury Department Book Entry System or the Depository Trust Company and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Trustees. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities and foreign exchange transactions. For its services, the Custodian will receive such compensation as may from time to time be agreed upon by it and the Trust.

     The Custodian also acts as custodian to the Portfolio.

                                    TAXATION

     The Fund intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by meeting all applicable requirements of Subchapter M of the Code, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions and the composition of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is expected that the Fund will not be required to pay any entity level federal income or excise taxes, although foreignsource income may be subject to foreign withholding taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund will incur a regular corporate federal income tax upon its taxable income (thereby reducing the return realized by Fund shareholders) and Fund distributions would constitute ordinary corporate dividends when issued to shareholders. However, Plans which hold the shares of the Fund on their participants' behalf ("Qualified Investors") would not, in that event, incur any income tax liability on such distributions provided such Plans remain exempt from federal income tax.

     Under interpretations of the Internal Revenue Service (1) the Portfolio will be treated for federal income tax purposes as a partnership which is not a publicly traded partnership and (2) for purposes of determining whether the Fund satisfies requirements of Subchapter M of the Code, the Fund, if it is an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income attributable to that share. The Portfolio has advised the Fund that it intends to conduct the Portfolio's operations so as to enable investors which invest substantially all of their assets in the Portfolio, including the Fund, to satisfy those requirements.

DISTRIBUTIONS

     Tax-qualified retirement plans ("Plans") which invest in the Fund generally will not be subject to tax liability on either distributions from the

Fund or redemptions of shares of the Fund. Rather, participants are taxed when they take distributions from the underlying Plan in accordance with the rules under the Code governing the taxation of such distributions. Plans which are otherwise generally exempt from federal taxation of their income might nevertheless be taxed on distributions of the Fund, and any gain realized on redemption of Fund shares, where the Plan is subject to the unrelated business taxable income provisions of the Code with respect to its investment in the Fund because, e.g., its acquisition of shares in the Fund was financed with debt.

     Individual and institutional investors, and Plans which for any reason prove not to be exempt from federal income taxation, will be subject to tax on distributions received from the Fund irrespective of the fact that such distributions are reinvested in additional shares. Distributions to such investors, other than of net capital gains, will be taxable as ordinary income; distributions of net capital gains would be taxable to such investors as longterm capital gain without regard to the length of time they have held the shares in the Fund. Such capital gains will generally be taxable to such investors as if the investors had directly realized gains from the same sources from which they were realized by the Fund. a portion of the dividends received from the Fund investing in corporate stocks (but none of the Fund's capital gain distributions) may qualify for the dividends-received deduction for corporations. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and may result in certain basis adjustments. Certain dividends declared in October, November or December of a calendar year and paid to an investor who is subject to tax on the distribution in January of the succeeding calendar year are taxable to such investor as if paid on December 31 of the year in which they were declared. Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares shortly before the Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a distribution, subject to tax in the case of investors otherwise subject to income taxation.

     Distributions and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The Fund intends to withhold U.S. federal income tax at the rate of 30% on taxable distributions and other payments to Non-U.S. Persons that are subject to withholding, regardless of whether a lower rate may be permitted under an applicable treaty. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from the Fund by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable distributions and redemption proceeds paid to any shareholder (including a non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

SALE OF SHARES

     Any gain or loss realized by a shareholder subject to federal income tax upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss that will be longterm or shortterm depending upon the shareholder's holding period for the shares and, if held as a capital asset by an individual, estate or trust, may qualify for reduced tax rates if such holding period exceeded eighteen months. Any loss realized on a sale or exchange of the Fund's shares by such a shareholder will be disallowed to the extent the shares disposed of are replaced (including by shares acquired pursuant to reinvested distribution) within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by such a shareholder on a disposition of the Fund's shares held for six months or less will be treated as a longterm capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

FOREIGN SHAREHOLDERS

     The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

TAXATION OF THE PORTFOLIO

     The Portfolio, if treated for tax purposes as a partnership, would not be subject to federal income taxation. Instead, the Fund would take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

     Withdrawals by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of the Fund's interest in the Portfolio prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of the Fund's interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

FOREIGN WITHHOLDING TAXES

     Income received by the Fund or the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries; it is not expected that the Portfolio or the Fund will be able to "pass through" to the Fund shareholders subject to tax any foreign tax credits with respect to these taxes.

     Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of assets to be invested in various countries will vary.

EFFECTS OF CERTAIN INVESTMENTS AND INVESTMENT POLICIES

     The Fund's current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders, and may, under certain circumstances, make an economic return of capital taxable to shareholders otherwise subject to taxation. Any investment in deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

     The Fund's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will limit its activities in options and futures contracts to the extent necessary to meet the requirements of Subchapter M of the Code. As a result, however, the Portfolio may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so.

     Special tax considerations apply with respect to foreign investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. The holding of foreign currencies for nonhedging purposes and investment by the Fund in certain "passive foreign investment companies" may be limited in order to avoid a tax on the Fund. The Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each year. This election may cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments: In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

OTHER TAXATION

     The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a RIC for federal income tax purposes.

     Distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Fund intends to advise shareholders of the extent, if any, to which its distributions consist of such interest.

     Shareholders of the Fund may be subject to state and local taxes on the Fund's distributions to them. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                               DISTRIBUTION PLAN

     The Diversified Investors Trust has adopted a Distribution Plan with respect to shares of the Fund in accordance with Rule 12b1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Trust, the Fund and the holders of shares of the Fund. The Distribution Plan provides that the Distributor may receive a fee from the Fund at an annual rate not to exceed 0.25% of the average daily net assets of the Fund, in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Fund, such as advertising expenses and the expenses of printing (excluding typesetting) and distributing the Prospectus and reports used for sales purposes, expenses of preparing and printing of sales literature and other distributionrelated expenses.

     The Distribution Plan will continue in effect if such continuance is specifically approved at least annually by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plan requires that at least quarterly the Diversified Investors Trust and the Distributor shall provide to the Board of Trustees and the Board of Trustees shall review a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the Trust's disinterested Trustees shall be committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Trust's Qualified Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of such plan, agreement, or report, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by the Distribution Plan, Diversified Investors Securities Corp. acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). After the Prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the Prospectus and periodic reports which are used in connection with the offering of shares of the Fund to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement with respect to the Fund.

                            INDEPENDENT ACCOUNTANTS

     PriceWaterhouseCoopers LLP serves as the Fund's independent accountants providing audit and accounting services including (a) audit of the annual financial statements, (b) assistance and consultation with respect to filings with the SEC and (c) preparation of annual income tax returns. KPMG Peat Marwick LLP is the independent accountant of the Portfolio.

                     DESCRIPTION OF THE TRUST; FUND SHARES

     The Diversified Investors Trust is a Massachusetts business trust established under a Declaration of Trust dated as of April 23, 1993. The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest of $0.00001 par value which may be issued in separate series. Currently, the Trust has sixteen active series, although additional series may be established from time to time The Trust may also establish classes of shares within each series at any time. Each share of a series represents an equal proportionate interest in that series with each other share of that series, except that due to varying expenses borne by different classes, distributions may be different for different classes. Shareholders of each series are entitled, upon liquidation or dissolution, to a pro rata share in the net assets of that series that are available for distribution to shareholders, except to the extent of different expenses borne by different classes as noted above. All consideration received by a Trust for shares of any series and all assets in which such consideration is invested belong to that series and are subject to the liabilities related thereto.

     Shares of the Trust entitle their holder to one vote per share; however, separate votes are taken by each class or series on matters affecting an individual class or series. For example, a change in the distribution fee applicable to a class would be voted only by shareholders of the class involved. Similarly, a change in investment policy for a series would be voted upon only by shareholders of the series involved.

     The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of each separate series of the Trust and provides for indemnification and reimbursement of expenses out of the property of each separate series of the Trust for any shareholder held personally liable for the obligations of a particular series. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the separate series of the Trust, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the series, their shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a series itself was unable to meet its obligations.


                              FINANCIAL STATEMENTS

     This Fund is newly-organized and has not yet issued financial statements.

Investment Adviser of the Fund,
 Administrator and Transfer Agent

Diversified Investment Advisors, Inc.
  Four Manhattanville Road
  Purchase, NY 10577

Distributor

Diversified Investors Securities Corp.
  Four Manhattanville Road
  Purchase, NY 10577

Custodian

Investors Bank & Trust Company
  89 South Street
  Boston, MA 022051537

Independent Accountants

PriceWaterhouseCoopers LLP
  1301 Avenue of the Americas
  New York, New York 10010

KPMG Peat Marwick LLP
  3 Embarcadero Center
  San Francisco, California  94111

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements:

     The Diversified Investors Stock Index Fund is newly organized and has not yet issued financial statements.

(b)  Exhibits:

     1.   Declaration of Trust of the Registrant. (3)

     1a. Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. (**)

     2.   By-Laws of the Registrant. (2)

     5A. Investment Advisory Agreement between the Registrant and Diversified Investment Advisors, Inc. ("Diversified"). (4)

     6. Distribution Agreement between the Registrant and Diversified Investors Securities Corp. ("DISC"). (1)

     8. Custodian Agreement between the Registrant and Investors Bank & Trust Company. (1)

     9. Administrative and Transfer Agency Services Agreement between the Registrant and Diversified. (1)

     10.  Opinion of Counsel. (1)

     13.  Investor Representation Letter of Initial Shareholder. (1)

     15. Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (1)

     19.  Powers of Attorney. (3) (**)

--------------------------

(1) Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registrant's Registration Statement (the "Registration Statement") on Form N-1A (File No. 33-61810) as filed with the U.S. Securities and Exchange Commission (the "Commission") on January 3, 1994.

(2) Incorporated herein by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the Commission on February 28, 1997.

(3) Incorporated herein by reference from Post-Effective Amendment No. 8 to the Registration Statement as filed with the Commission on April 29, 1997.

(4) Incorporated herein by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the Commission on October 3, 1997.

(**) Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                           NUMBER OF RECORD
                                                             HOLDERS AS OF
TITLE OF CLASS                                             NOVEMBER 1, 1998
                                                           ----------------

Diversified Investors Stock Index Fund                             0

ITEM 27.  INDEMNIFICATION.

     Reference is made to Article V of the Registrant's Declaration of Trust, filed as an Exhibit herewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the Trust's Declaration of Trust, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Diversified Investment Advisors, Inc. ("Diversified") is an indirect, wholly-owned subsidiary of AEGON USA, Inc., a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON nv, a Netherlands corporation which is a publicly traded international insurance group.

     Information as to the name, address and principal business of the directors and executive officers of Diversified is included in its Form ADV as filed with the Commission, and such information is hereby incorporated herein by reference from such Form ADV.

     Barclays Global Fund Advisors ("Barclays") is a wholly-owned subsidiary of Barclays Global Investors, a national banking association ("BGI"). Barclays Global Fund Advisors' business is that of a registered investment adviser to certain openend management investment companies and various other institutional investors.

     The directors and officers of Barclays consist primarily of persons who during the past two years have been active in the investment management business of the former subadviser to the S&P 500 Index Master Portfolio, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. Each of the directors and executive officers of Barclays will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of Barclays is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     Name and Position                 Principal Business(es) During at
        at Barclays                    Least the Last Two Fiscal Years


Patricia Dunn                 Director of Barclays and Co-Chairman and Director of BGI
Director                      45 Fremont Street, San Francisco, CA  94105




Lawrence G. Tint              Chairman of the Board of Directors of Barclays and
Chairman and Director         Chief Executive Officer of BGI
                              45 Fremont Street, San Francisco, CA  94105


Geoffrey Fletcher             Chief Financial Officer of Barclays and BGI since May 1997
                              45 Fremont Street, San Francisco, CA  94105
                              Managing Director and Principal Accounting Officer at
                              Bankers Trust Company from 1988 - 1997
                              505 Market Street, San Francisco, CA  94111

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) Diversified Investors Securities Corp. is the principal underwriter (the "Distributor") of the Registrant. The Distributor also serves as principal underwriter for the Diversified Investors Strategic Allocation Funds and as the exclusive placement agent for Diversified Investors Portfolios.

     (b) The names, titles and principal business addresses of the officers and directors of the Distributor are as stated on Form U4 filed by each individual officer and on Form BD including Schedule A thereof (File No. 845671), the text of which is hereby incorporated herein by reference.

     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

Diversified Investment Advisors, Inc.
4 Manhattanville Road
Purchase, New York 10577
(administrator and transfer agent)

Diversified Investors Securities Corp.
4 Manhattanville Road
Purchase, New York 10577
(distributor)

Investors Bank & Trust Company
89 South Street
Boston, Massachusetts 022051537
(custodian)

ITEM 31.  MANAGEMENT SERVICES.

     Not applicable.

ITEM 32.  UNDERTAKINGS.

     (a) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

     (b) The Registrant will furnish each person to whom a Part A is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the County of Westchester and the State of New York, on the 24th day of November, 1998.

                                THE DIVERSIFIED INVESTORS
                                FUNDS GROUP

                                By: /s/ Tom A. Schlossberg
                                    -----------------------------
                                    Tom A. Schlossberg
                                    Trustee, President,
                                    Chief Executive Officer and Chairman
                                    of the Board of Trustees

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 24, 1998.

        SIGNATURES                             TITLE


        /s/ Tom A. Schlossberg
----------------------------------
        Tom A. Schlossberg                     Trustee, President, Chief Executive Officer and
                                               Chairman of the Board of Trustees of The
                                               Diversified Investors Funds Group

        /s/ Robert L. Lindsay
----------------------------------
        Robert L. Lindsay                      Trustee of The Diversified Investors Funds Group

        /s/ Nikhil Mlvania
----------------------------------
        Nikhil Malvania                        Trustee of The Diversified Investors Funds Group

        /s/ Mark Mullin
----------------------------------
        Mark Mullin                            Trustee of The Diversified Investors Funds Group

        /s/ Joyce Galpern Norden
----------------------------------             Trustee of The Diversified Investors Funds Group
        Joyce Galpern Norden

        /s/ Alfred C. Sylvain
----------------------------------             Treasurer, Chief Financial Officer and Principal
        Alfred C. Sylvain                      Accounting Officer of The Diversified Investors
                                               Funds Group


     /s/ Robert F. Colby
*By: -----------------------------
     Robert F. Colby
     Attorney-in-fact pursuant to powers of attorney filed herewith.

                                   SIGNATURES

     Master Investment Portfilio has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Little Rock and the State of Arkansas, on the 24th day of November, 1998.

                               MASTER INVESTMENT PORTFOLIO
                               S&P INDEX MASTER PORTFOLIO

                               By: /s/ Richard H. Blank, Jr.
                                   -----------------------------------
                                   Richard H. Blank, Jr.
                                   Secretary and Treasurer
                                   (and Principal Financial Offer)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                        DATE

*/s/ R. Greg Feltus                                           November 24, 1998
--------------------------
 R. Greg Feltus              Chairman, President
                             (Principal Financial Officer),
                             and Trustee

 /s/ Richard H. Blank, Jr.                                    November 24, 1998
--------------------------
 Richard H. Blank            Secretary and Treasurer
                             (Principal Financial Officer)

*/s/ Jack s. Euphrat                                          November 24, 1998
--------------------------
 Jack S. Euphrat             Trustee

*/s/ Thoms S. Goho                                            November 24, 1998
--------------------------
 Thomas S. Goho              Trustee

*/s/ W. Rodney Hughes                                         November 24, 1998
--------------------------
 W. Rodney Hughes            Trustee


*/s/ J. Tucker Moses                                          November 24, 1998
--------------------------
 J. Tucker Morse             Trustee

Richard H. Blank, Jr. signs this
document pursuant to powers of attorney
filed herewith.

        /s/ Richard H. Blank, Jr.
*By: -----------------------------
        Richard H. Blank, Jr.
        As Attorney-in-Fact

                                 EXHIBIT LIST


EXHIBIT NO.    DESCRIPTION


     1a. Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.

     19.  Powers of Attorney.